Income taxes (Details Narrative)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
INDIA | Bottom of range [member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Applicable tax rate	25.17%	25.17%	26.00%
INDIA | Top of range [member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Applicable tax rate	31.20%	31.20%	31.20%
SINGAPORE
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Applicable tax rate	17.00%	17.00%	17.00%